Earnings per share - Dilutive effect of share units (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [line items]
Number of ordinary share equivalents per American Depositary Share (in shares)	6
Equity-Settled Share-Based Payment Arrangement, Share Unit
Earnings per share [line items]
Number of equity instruments other than options, expected to vest within one year (in shares)	87,517,000	91,105,000
Number of equity instruments other than options, expected to vest within two years (in shares)	85,720,000	89,939,000
Number of equity instruments other than options, expected to vest within three years (in shares)	147,097,000	80,844,000
Number of equity instruments other than options, expected to vest within four years (in shares)	749,000	725,000
Number of equity instruments other than options, expected to vest over four years (in shares)	349,000	576,000
Number of equity instruments other than options, expected to vest (in shares)	321,432,000	263,189,000
Dilutive effect (in shares)	104,068,000	92,343,000